Warrants (Schedule of detailed information about broker warrants activity) (Details) - Broker Warrants [Member]	12 Months Ended
	Oct. 31, 2024 USD ($) share $ / shares	Oct. 31, 2023 USD ($) share $ / shares
Number Of Warrants [Abstract]
Number of warrants outstanding - beginning of year | share	0	0
Number of warrants, Broker warrants issued | share	247,000
Number of warrants outstanding - end of year | share	247,000	0
Grant Date Fair Value [Abstract]
Grant date Fair value - beginning of year | $	$ 0	$ 0
Grant date Fair value, Broker warrants issued | $	3,909	0
Grant date Fair value - end of period | $	$ 3,909	$ 0
Weighted Average Exercise Price [Abstract]
Weighted average exercise price - outstanding beginning of year | $ / shares	$ 0	$ 0
Weighted average exercise price, Broker warrants issued | $ / shares	0.04	0
Weighted average exercise price - outstanding end of period | $ / shares	$ 0.04	$ 0